Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 414,212	$ 65,517	¥ 404,215
Unutilized capital allowances and investment allowances	103,810	16,420	105,622
Other unrecognized temporary differences relating to asset impairment and deferred grants	199,203	31,508	204,423
Deferred tax assets have not been recognised	¥ 717,225	$ 113,445	¥ 714,260